Shareholder Report, Holdings (Details) - C000220403	May 31, 2025
00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	14.20%
78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
922475108 | Veeva Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
889110102 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology00783V104
Holdings [Line Items]
Percent of Total Investments	100.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	77.80%